Annual Total Returns - FidelityHedgedEquityFund-AMCIZPRO - FidelityHedgedEquityFund-AMCIZPRO - Fidelity Hedged Equity Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Sep. 01, 2022
Fidelity Advisor Hedged Equity Fund - Class A
Bar Chart Table:
Annual Return 2023	17.27%